Issued Capital (Details) - Schedule of ordinary share - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Ordinary Share Abstract
At the start of the period Shares	166,749,382	136,362,538
At the start of the period $	$ 61,822,859	$ 39,213,794
Shares issued on exercise of Performance rights Shares	10,000,000	5,000,000
Shares issued on exercise of Performance rights $	$ 8,305,200	$ 1,996,500
Shares issued on exercise of Options Shares		3,103,622
Shares issued on exercise of Options $		$ 1,665,905
Shares issued to related party Shares		2,000,000
Shares issued to related party $		$ 920,000
Share based payments Shares		1,172,812
Share based payments $		$ 1,050,237
Share issue - NASDAQ IPO Shares		16,100,000
Share issue - NASDAQ IPO $		$ 16,706,786
Share issue - conversion of convertible note Shares		3,010,410
Share issue - conversion of convertible note $		$ 3,125,964
Share issue - Vertica acquisition Shares	1,500,000
Share issue - Vertica acquisition $	$ 180,000
Share issue - Wellteq acquisition Shares	17,804,587
Share issue - Wellteq acquisition $	$ 1,673,631
Less share issue costs Shares
Less share issue costs $	$ (178,286)	$ (2,856,327)
Total Shares	196,053,969	166,749,382
Total $	$ 71,803,404	$ 61,822,859